CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares
Allowance for doubtful accounts receivable	¥ 144,574	$ 20,766	¥ 94,856
Total current liabilities	20,173,166	2,897,692	19,812,356
Total non-current liabilities	14,904,452	2,140,891	6,791,779
VIEs
Total current liabilities	12,093,465	1,737,118	11,324,276
Total non-current liabilities	¥ 1,932,830	$ 277,634	¥ 1,434,506
Class A Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	94,000,000,000	94,000,000,000	94,000,000,000
Common stock, shares issued	2,603,890,438	2,603,890,438	2,580,950,531
Common stock, shares outstanding	2,259,125,125	2,259,125,125	2,199,425,905
Class B Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares issued	2,876,391,396	2,876,391,396	2,876,391,396
Common stock, shares outstanding	2,876,391,396	2,876,391,396	2,876,391,396